Income Taxes (Details) (CAD)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income tax expense reconciliation [Abstract]
Federal tax rate (in hundredths)	15.00%		16.50%		18.00%
Income tax expense at the statutory Federal tax rate	(549,000,000)		(554,000,000)		(518,000,000)
Income tax (expense) recovery resulting from: [Abstract]
Provincial and foreign taxes	(425,000,000)		(360,000,000)		(308,000,000)
Deferred income tax adjustments due to rate enactments	(35,000,000)		(40,000,000)		0
Gain on disposals	44,000,000		62,000,000		32,000,000
Other	(13,000,000)	[1]	(7,000,000)	[1]	22,000,000	[1]
Income tax expense	(978,000,000)		(899,000,000)		(772,000,000)
Cash payments for income taxes	289,000,000		482,000,000		214,000,000
Income before income taxes [Abstract]
Domestic	2,656,000,000		2,464,000,000		2,052,000,000
Foreign	1,002,000,000		892,000,000		824,000,000
Income before income taxes	3,658,000,000		3,356,000,000		2,876,000,000
Current income tax (expense) [Abstract]
Domestic	(314,000,000)		(340,000,000)		(306,000,000)
Foreign	(213,000,000)		(28,000,000)		(48,000,000)
Current income tax (expense) - Total	(527,000,000)		(368,000,000)		(354,000,000)
Deferred income tax (expense) [Abstract]
Domestic	(370,000,000)		(288,000,000)		(248,000,000)
Foreign	(81,000,000)		(243,000,000)		(170,000,000)
Deferred income tax (expense) - Total	(451,000,000)		(531,000,000)		(418,000,000)
Deferred income tax assets [Abstract]
Pension liability	148,000,000		226,000,000
Personal injury claims and other reserves	123,000,000		134,000,000
Other postretirement benefits liability	82,000,000		85,000,000
Net operating losses and tax credit carryforwards	7,000,000	[2]	5,000,000	[2]
Total deferred income tax assets	360,000,000		450,000,000
Deferred income tax liabilities [Abstract]
Properties and other	5,872,000,000		5,737,000,000
Total deferred income tax liabilities	5,872,000,000		5,737,000,000
Total net deferred income tax liability	5,512,000,000		5,287,000,000
Total net deferred income tax liability [Abstract]
Domestic	2,267,000,000		2,046,000,000
Foreign	3,245,000,000		3,241,000,000
Total net deferred income tax liability	5,512,000,000		5,287,000,000
Total net deferred income tax liability	5,512,000,000		5,287,000,000
Net current deferred income tax asset	43,000,000		46,000,000
Net noncurrent deferred income tax liability	5,555,000,000		5,333,000,000
Net operating losses and tax credit carryforwards, expiration date	between the years 2014 and 2032
Future taxable income to fully realize all of the deferred income tax assets	1,200,000,000
Unrecognized deferred income tax asset on unrealized foreign exchange loss in AOCI	297,000,000
Recognized tax credits for eligible research and development expenditures	(1,000,000)		(1,000,000)		(1,000,000)
Accrued interest and penalties	9,000,000		13,000,000
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a results of settlements and a lapse of the applicable statute of limitations	(16,000,000)
Income tax receivable included in Deferred and receivable income taxes			76,000,000
Reconciliation for unrecognized tax benefits for Domestic and Foreign tax positions: [Roll Forward]
Gross unrecognized tax benefits as at beginning of year	46,000,000		57,000,000		83,000,000
Increases for: [Abstract]
Tax positions related to the current year	1,000,000		1,000,000		4,000,000
Tax positions related to prior years	3,000,000		11,000,000		5,000,000
Decreases for: [Abstract]
Tax positions related to prior years	0		0		(31,000,000)
Settlements	(13,000,000)		(21,000,000)		0
Lapse of the applicable statute of limitations	(1,000,000)		(2,000,000)		(4,000,000)
Gross unrecognized tax benefits at end of year	36,000,000		46,000,000		57,000,000
Adjustments to reflect tax treaties and other arrangements	(6,000,000)		(11,000,000)		(27,000,000)
Net unrecognized tax benefits at end of year	30,000,000		35,000,000		30,000,000
Accrued interests and penalties related to gross unrecognized tax benefits recognized in Income tax expense	3,000,000		4,000,000		5,000,000
Federal Domestic [Member]
Income Tax Returns [Abstract]
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2013
Federal Domestic [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2007
Income tax returns subject to examination by tax authorities, years under consideration	2007
Federal Domestic [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2008
Income tax returns subject to examination by tax authorities, years under consideration	2008
Federal Domestic [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2009
Federal Domestic [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
Federal Domestic [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Provincial [Member]
Income Tax Returns [Abstract]
Expected completion date of all on-going examinations of the Company's income tax returns by tax authorities	2013
Provincial [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax return examination by tax authorities, years under review	2007
Income tax returns subject to examination by tax authorities, years under consideration	2007
Provincial [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2008
Provincial [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2009
Provincial [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
Provincial [Member] | Tax position year five [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Federal US [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2007
Federal US [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2009
Federal US [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
Federal US [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011
State [Member] | Tax position year one [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2008
State [Member] | Tax position year two [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2009
State [Member] | Tax position year three [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2010
State [Member] | Tax position year four [Member]
Income Tax Returns [Abstract]
Income tax returns subject to examination by tax authorities, years under consideration	2011

[1]	Comprises adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.
[2]	Net operating losses and tax credit carryforwards will expire between the years 2014 and 2032.